Oct. 22, 2021
ADLER VALUE FUND
Quarterly Returns During This Time Period
Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

October 22, 2021

ULTIMUS MANAGERS TRUST

Adler Value Fund

Supplement to the Statutory Prospectus and Summary Prospectus

each dated September 28, 2021

This supplement updates certain information contained in the Statutory Prospectus and Summary Prospectus for the Adler Value Fund (the “Fund”). For more information or to obtain a copy of the Fund’s Statutory Prospectus, Summary Prospectus or Statement of Additional Information (“SAI”), free of charge, by calling 1-800-408-4682 or by visiting the Fund’s website at www.adlervaluefund.com.

The following replaces in its entirety the information in the “Quarterly Returns During This Time Period” sub-section in the section entitled “Performance Summary” on page 7 of the Statutory Prospectus and page 4 of the Summary Prospectus:

Quarterly Returns During This Time Period

Highest	25.91%	June 30, 2020
Lowest	(30.08%)	March 31, 2020

Investors should retain this supplement for future reference.